EMPLOYEE BENEFITS - Defined benefit pension plan - Allocation of plan assets (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Brazilian Plans
Allocation for plan assets
Fixed income	99.70%	99.50%
Others	0.30%	0.50%
Total	100.00%	100.00%
American Plans
Allocation for plan assets
Fixed income	83.60%	48.10%
Variable income	11.60%	41.20%
Others	4.80%	10.70%
Total	100.00%	100.00%
Defined benefit pension plan
Allocation for plan assets
Target allocation of shares (as a percent)	10.00%
Target allocation of debt securities (as a percent)	85.00%
Target allocation of alternative securities (as a percent)	5.00%